Financial Instruments - Categories of Financial Instruments (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [abstract]
Cash and cash equivalents	$ 33,564,857	$ 28,499,449	$ 4,577,747	$ 13,985,477
Receivables	6,784,121	1,128,285
Other financial assets	119,000	554,640
Total financial assets	40,467,978	30,182,374
Financial Liabilities
Trade and other payables	2,786,280	1,814,390
Lease liability - rental property	693,623	867,841	$ 793,148
Contingent consideration at fair value	2,699,010	1,762,656
Total financial liabilities	$ 6,178,913	$ 4,444,887